Capital structure and financial items - Share capital, distributions to shareholders and earnings per share - Share Capital (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Beginning of the year	kr 51,839	kr 49,815	kr 45,269
Reduction of the B share capital (note 4.1)	0	0	0
Balance at the end of the year	57,593	51,839	49,815
Share capital
Disclosure of classes of share capital [line items]
Beginning of the year	490	500	510
Reduction of the B share capital (note 4.1)	(10)	(10)	(10)
Balance at the end of the year	480	490	500
Share capital | A share capital
Disclosure of classes of share capital [line items]
Beginning of the year	107		107
Reduction of the B share capital (note 4.1)	0	0	0
Balance at the end of the year	107	107
Share capital | B share capital
Disclosure of classes of share capital [line items]
Beginning of the year	383		403
Reduction of the B share capital (note 4.1)	(10)	(10)	kr (10)
Balance at the end of the year	kr 373	kr 383